Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory [Line Items]
Finished goods	$ 115.8	$ 117.9
Work-in-process	7.6	9.0
Raw materials and supplies	55.1	58.2
Provision for obsolete finished goods and raw materials	(6.4)	(5.3)
Total inventories	$ 172.1	$ 179.8